Loans and other financial assets at amortized cost, and loans and receivables_Details of loans and other financial assets at amortized cost, and loans and receivables (Details)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks		₩ 14,151,012,000,000		₩ 8,868,378,000,000
Loans		260,819,917,000,000		251,523,301,000,000
Other financial assets (other receivables)		7,486,649,000,000		6,714,525,000,000
Total	[1]	0	$ 0	267,106,204,000,000
Total	[1]	₩ 282,457,578,000,000	$ 253,803,197,000	₩ 0

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.